Equity	6 Months Ended
Sep. 30, 2024
Disclosure of equity and share based arrangement [Abstract]
Equity [Text Block]

17. Equity

(a) Authorized

Unlimited common shares without par value

Unlimited preferred shares without par value

(b) Issued and fully paid common shares

During the period ended September 30, 2024, the Company:

  On August 17, 2023, the Company entered into an equity distribution agreement ("August 2023 Equity Distribution Agreement"). Under the August 2023 Equity Distribution Agreement, the Company may, from time to time, sell up to $90 million of common shares in the capital of the Company (the "August 2023 ATM Equity Program").

The Company issued 12,534,457 common shares (the "August 2023 ATM Shares") pursuant to the August 2023 ATM Equity Program for gross proceeds of C$51.1 million ($37.4 million).  The August 2023 ATM shares were sold at prevailing market prices, for an average price per August 2023 ATM Share of C$4.08.  Pursuant to the August 2023 Equity Distribution Agreement, a cash commission of $1.1 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the August 2023 Equity Distribution Agreement. In addition, the Company incurred $2 in fees related to its August 2023 ATM Equity Program. The August 2023 Equity Distribution Agreement was terminated as of July 8, 2024.

  Issued 108,100 common shares upon the exercise of restricted share units (Note 17(e)).

(c) Stock options

The Company has established a rolling Stock Option Plan (the "Plan").  Under the Plan, the number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding shares and, to any one optionee, may not exceed 5% of the issued shares on a yearly basis.  The maximum term of each option shall not be greater than 10 years.  The exercise price of each option shall not be less than the market price of the Company's shares at the date of grant.  Options granted to consultants performing investor relations activities shall vest over a minimum of 12 months with no more than a quarter of such options vesting in any 3-month period.  All other options vest at the discretion of the Board of Directors.

Following is a summary of changes in stock options outstanding for the period ended September 30, 2024:

			Weighted average
	Outstanding		exercise price
Balance, March 31, 2023	3,073,415	C$	6.20
Granted	620,000		6.86
Expired	(2,400)		6.09
Forfeited	(202,600)		24.75
Exercised	(22,500)		5.66
Balance, March 31, 2024	3,465,915	C$	5.24
Expired	(54,615)		9.76
Balance, September 30, 2024	3,411,300	C$	5.17

The stock options outstanding and exercisable as at September 30, 2024, are as follows:

Outstanding	Exercisable		Exercise price	Expiry date
2,000	2,000	C$	15.70	February 11, 2026
387,900	387,900		5.66	August 26, 2027
1,000,000	1,000,000		1.50	September 14, 2027
50,000	50,000		10.00	March 26, 2028
600,000	600,000		6.86	July 6, 2028
400,000	400,000		3.10	September 18, 2028
100,000	100,000		1.35	December 21, 2028
500,000	500,000		1.45	February 10, 2030
20,000	20,000		1.90	May 29, 2030
1,400	1,400		10.80	December 24, 2030
30,000	30,000		25.15	April 6, 2031
60,000	60,000		18.35	April 29, 2031
180,000	108,000		18.50	October 7, 2031
60,000	40,000		25.35	November 10, 2031
20,000	20,000		21.00	December 9, 2031
3,411,300	3,319,300

(d) Warrants

Following is a summary of changes in warrants outstanding for the period ended September 30, 2024:

	Warrants	Weighted average
	outstanding	exercise price
Balance, March 31, 2022 and 2023	3,573,727	C$ 22.92
Grants	3,220,000	5.89
Expired	(1,550,000)	13.69
Balance, March 31, 2024	5,243,727	C$ 15.20
Expired	(2,023,727)	30.00
Balance, September 30, 2024	3,220,000	C$ 5.89

The warrants outstanding and exercisable as at September 30, 2024, are as follows:

Outstanding		Exercisable	Exercise price	Expiry date
2,875,000	***	2,875,000	C$ 6.00	December 28, 2026
345,000	***	345,000	C$ 5.00	December 28, 2026
3,220,000		3,220,000

** On December 1, 2021, the Company issued 106,677 warrants as consideration for an investment in Titan.io.  Each Warrant is exercisable for one share on or before September 15, 2024, at an exercise price of C$30.00 per Share. These warrants expired unexercised on September 15, 2024.

*** On December 28, 2023, the Company completed a bought-deal financing of 5,750,000 special warrants of the Company (the "2023 Special Warrants") at a price of C$5.00 per Special Warrant for aggregate gross proceeds to the Company of C$28.75 million (the "Offering").  Each 2023 Special Warrant entitles the holder to receive without payment of additional consideration, one unit of the Company upon exercise consisting of one common share and one-half of common share purchase warrant.

On February 2, 2024 the 2023 Special Warrants were deemed exercised into one unit of the Company comprised of one common share of the Company and one-half of one common share purchase warrant. Each whole warrant entitles the holder thereof to purchase one common share of the Company at an exercise price of C$6.00 per whole warrant until December 28, 2026.

In consideration of services, the Underwriters received a cash commission of C$1.725 million, and 345,000 broker warrants. Each broker warrant entitles the holder to acquire one common share of the Company at an exercise price of C$5.00 per broker warrant until December 28, 2026. The broker warrants were valued at $1.28 million using the Black-Scholes option pricing model with the following assumptions: a risk-free interest rate of 3.51%, an expected volatility of 100%, an expected life of 3 years, a forfeiture rate of zero; and an expected dividend of zero. The Company also incurred C$257 in professional and other fees associated with the 2023 Special Warrant financing.

(e) Restricted share-units

The Company has established a Restricted Share Unit Plan (the "RSU Plan").  Under the RSU Plan, together with any other share compensation arrangement, the number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding shares and, to any one optionee, may not exceed 5% of the issued shares on a yearly basis.  The Board may in its own discretion, at any time, and from time to time, grant RSUs to any employee, director or consultant of the Company or its subsidiaries (collectively, "Eligible Person"), other than persons conducting investor relations activities, from time to time by the Board, subject to the limitations set forth in the RSU Plan.  The Board may designate one or more performance periods under the RSU Plan.  In respect of each designated performance period and subject to the terms of the RSU Plan, the Board may from time to time establish the grant date and grant to any Eligible Person one or more RSUs as the Board deems appropriate.

The fair value of restricted shares units (RSUs) is generally measured as the grant date price of the Company's share.

Following is a summary of changes in restricted share units outstanding for the period ended September 30, 2024:

Outstanding
Balance, March 31, 2023	1,928,530
Granted	257,976
Cancelled	(3,000)
Exercised	(802,650)
Expired	(1,800)
Balance, March 31, 2024	1,379,056
Granted	2,491,000
Exercised	(108,100)
Balance, September 30, 2024	3,761,956

(f) Share-based compensation

During the three and six months period ended September 30, 2024, recognized $69 and $104, respectively (September 30, 2023 - $3.1 million and $3.4 million, respectively) of share-based compensation expense in relation to the vesting of options, and recognized $385 and $2.2 million, respectively (September 30, 2023 - $0.9 million and $1 million, respectively) of share-based compensation expense in relation to the vesting of RSUs.

On July 18, 2024, the Company granted 2,491,000 RSU to certain employees, officers, directors and eligible consultants of the Company with a fair value of C$5.00 per share and vesting on July 18, 2025.

During the three and six months period ended September 30, 2024, the Company did not grant any stock options.